SEGMENT REPORTING	6 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 26. SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has four operating segments: automation product and software, equipment and accessories, oilfield environmental protection and platform outsourcing services.

The following tables present summary information by segment for the six months ended December 31, 2021 and 2022, respectively:

	For the six months ended December 31,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Automation product and software	¥23,859,815	¥19,055,227	$2,762,307
Equipment, accessories and others	6,187,975	9,730,859	1,410,617
Oilfield environmental protection	19,735,430	12,789,684	1,854,034
Platform Outsourcing Services	4,628,504	3,983,821	577,508
Total revenue	¥54,411,724	¥45,559,591	$6,604,466

	For the six months ended December 31, 2022
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing
	software	and others	protection	services	Total

	RMB	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	¥19,055,227	¥9,730,859	¥12,789,684	¥3,983,821	¥45,559,591
Cost of revenue and related tax	14,955,185	6,254,015	9,988,100	1,230,472	32,427,772
Gross profit	¥4,100,042	¥3,476,844	¥2,801,584	¥2,753,349	¥13,131,819
Depreciation and amortization	¥524,970	¥358,954	¥1,038,342	¥30,359	¥1,952,625
Total capital expenditures	¥2,303,311	¥3,008	¥—	¥14,953	¥2,321,272
Timing of revenue recognition
Goods transferred at a point in time	¥19,055,227	¥9,730,859	¥10,282,687	¥3,983,821	¥43,052,594
Services rendered over time	—	—	2,506,997	—	2,506,997
Total revenue	¥19,055,227	¥9,730,859	¥12,789,684	¥3,983,821	¥45,559,591

	For the six months ended December 31, 2021
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing
	software	and others	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	¥23,859,815	¥6,187,975	¥19,735,430	¥4,628,504	¥54,411,724
Cost of revenue and related tax	20,580,830	2,918,195	14,102,092	2,303,528	39,904,645
Gross profit	¥3,278,985	¥3,269,780	¥5,633,338	¥2,324,976	¥14,507,079
Depreciation and amortization	¥214,213	¥423,065	¥996,247	¥35,305	¥1,668,830
Total capital expenditures	¥12,384	¥8,849	¥135,873	¥180,065	¥337,171
Timing of revenue recognition
Goods transferred at a point in time	¥23,859,815	¥6,187,975	¥10,113,712	¥4,628,504	¥44,790,006
Services rendered over time	—	—	9,621,718	—	9,621,718
Total revenue	¥23,859,815	¥6,187,975	¥19,735,430	¥4,628,504	¥54,411,724

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Total assets:
Automation product and software	¥147,377,607	¥162,825,397	$23,603,699
Equipment, accessories and others	149,876,933	158,662,332	23,000,208
Oilfield environmental protection	107,755,500	96,259,885	13,954,146
Platform outsourcing services	85,232,044	76,476,827	11,086,327
Total assets	¥490,242,084	¥494,224,441	$71,644,380